INCOME TAXES - Summary of company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%
State income taxes, net of federal benefit	0.80%	57.20%
PPP Loan	0.00%	(42.90%)
Return to provision	0.00%	10.50%
Transaction costs	1.20%	0.00%
Other adjustments	0.10%	1.80%
Change in valuation allowance	(21.60%)	58.30%
Effective Tax Rate	1.50%	105.90%